Note 14 - Income taxes	12 Months Ended
Nov. 30, 2012
Income Tax Disclosure [Text Block]
14.	Income taxes

The Company files Canadian income tax returns for its Canadian operations. Separate income tax returns are filed as locally required.

The total provision for income taxes differs from the amount which would be computed by applying the Canadian income tax rate to loss before income taxes. The reasons for these differences are as follows:

	November 30, 2012	November 30, 2011	November 30, 2010
	%	%	%

Statutory income tax rate	27	28	31

	$	$	$

Statutory income tax recovery	(1,632,406)	(1,366,478)	(1,785,938)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	(399,748)	(1,324,979)	323,643
Change in valuation allowance	3,217,198	2,452,926	1,782,583
Investment tax credit	(561,988)	-	-
Ontario tax rate change	(420,990)	-	-
Foreign exchange change	(230,695)	-	-
True up of tax returns, etc.	28,629	238,531	(320,288)
	-	-	-

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities and certain carry-forward balances. Significant temporary differences and carry-forwards are as follows:

	November 30, 2012	November 30, 2011	November 30, 2010
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	6,031,917	4,147,325	2,813,049
Book and tax basis differences on assets and liabilities	773,590	824,640	632,422
Other	17,590	8,635	10,380
Ontario harmonization tax credit	427,355	361,888	431,601
Investment tax credit	2,089,238	1,351,859	740,213
Undeducted research and development expenditures	2,179,097	1,607,242	1,220,998
	11,518,787	8,301,589	5,848,663
Valuation allowances for deferred tax assets	(11,518,787)	(8,301,589)	(5,848,663)
Net deferred tax assets	-	-	-

At November 30, 2012, the Company had cumulative operating losses available to reduce future years’ income for income tax purposes:

Canadian income tax losses expiring in the year ended November 30,	Federal
$

2014	(1,787,361)
2015	(2,276,467)
2026	(548,823)
2027	-
2028	(1,467,117)
2029	(1,502,598)
2030	(3,879,335)
2031	(5,278,281)
2032	(5,923,991)
(22,663,973)

United States Federal income tax losses expiring in the year ended November 30,
$

2024	23,426
2025	16,234
2026	34,523
74,183

At November 30, 2012, the Company had a cumulative carry-forward pool of Federal SR&ED expenditures in the amount of approximately $9,822,000 (2011 - $7,549,000) which can be carried forward indefinitely.

At November 30, 2012, the Company had approximately $427,000 (2011 - $362,000) of Ontario harmonization credits, which will expire on the November 30, 2015 taxation year. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.

At November 30, 2012, the Company had approximately $2,089,000 (November 30, 2011 - 1,352,000; November 30, 2010 - $740,200) of unclaimed ITCs which expire from 2025 to 2032. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.

The net deferred tax assets have been fully offset by a valuation allowance because it is not more likely than not the Company will realize the benefit of these deferred tax assets. The Company does not have any recognized tax benefits as of November 30, 2012 or November 30, 2011.

The Company files unconsolidated federal income tax returns domestically and in foreign jurisdictions. The Company has open tax years from 2006 to 2012 with tax jurisdictions including Canada and the U.S. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations, as they relate to amount, timing, or inclusion of revenues and expenses.

The Company did not incur any interest expense related to uncertain tax positions in 2012, 2011 and 2010 or any penalties in those years. The Company had no accrued interest and penalties as of November 30, 2012 and 2011.

The Company had no unrecognized tax benefits in 2012, 2011 and 2010, and the Company does not expect that the unrecognized tax benefit will increase within the next twelve months.